Equity	12 Months Ended
Dec. 31, 2023
Disclosure Equity Abstract
Equity

24	Equity

(a)        Share capital

As of December 31, 2023 and 2022, the authorized and fully subscribed and paid-in capital, in the amount of R$ 15,000.000, was composed of 683,509,869 registered, book-entry common shares with no par value, as follows:

	December 31, 2023		December 31, 2022
	Number of shares	%	Number of shares	%
São Paulo State	343,506,664	50.3	343,506,664	50.3
Other shareholders
In Brazil (1)	262,118,658	38.3	257,339,417	37.6
Abroad (2) (3)	77,884,547	11.4	82,663,788	12.1

Total	683,509,869	100.0	683,509,869	100.0

(1)	As of December 31, 2023, the common shares traded in Brazil were held by 39,368 shareholders. It includes six shares held by Companhia Paulista de Parcerias (CPP), a company controlled by the São Paulo State Government.

(2)	Shares traded as American Depositary Receipts (ADR) on the New York Stock Exchange, through The Bank New York Mellon, the depositary bank of the Company's ADRs.

(3)	Each ADR corresponds to 1 share.

(b)       Distribution of earnings

Shareholders are entitled to a minimum mandatory dividend of 25% of the net income, adjusted according to Brazilian Corporate Law. No interest is accrued on approved dividends, and the amounts not claimed within three years from the date of the General Meeting that approved them will mature in favor of the Company.

	2023	2022	2021
Profit for the year	3,523,531	3,121,267	2,305,869
(-) Legal reserve - 5%	176,177	156,063	115,293

	3,347,354	2,965,204	2,190,576

Minimum mandatory dividend – 25%	836,839	741,301	547,645
Dividend per share and per ADS	1.22433	1.08455	0.80122

The General Shareholders' Meeting held on April 28, 2023, approved the distribution of dividends as interest on capital totaling R$ 741,301, corresponding to minimum mandatory dividends and R$ 130,857 as complementary minimum dividends, totaling R$ 872,158, which was paid on June 26, 2023.

The Company proposed, ad referendum of the 2024 General Shareholders’ Meeting, dividends as interest on capital totaling R$ 836,839 (R$ 741,301 in 2022) and complementary minimum dividends in the amount of R$ 147,689 (R$ 130,857 in 2022), totaling R$ 984,528 (R$ 872,158 in 2022), corresponding to R$ 1.44040 per common share (R$ 1.2760 in 2022), to be resolved at the Shareholders’ Meeting to be held on April 25, 2024. The amount of R$ 147,689 (R$ 130,857 in 2022) was reclassified in Equity under “Complementary minimum dividends”, which includes withholding income tax of R$ 54,641 (R$ 53,930 in 2022).

The Company charged interest on capital to minimum dividends by its net withholding income tax. The amount of R$ 54,641 (R$ 53,930 in 2022) referring to withholding income tax was recognized in current liabilities, to comply with tax liabilities related to the credit of interest on capital.

The balance payable of interest on capital as of December 31, 2023 of R$ 837,391 (R$ 741,725 in 2022) refers to the amount of R$ 836,839 (R$ 741,301 in 2022) declared in 2023, net of withholding income tax and R$ 552 declared in prior years (R$ 424 in 2022).

(c)        Legal reserve

Earnings reserve - legal reserve: created by allocating 5% of the net income for the year up to the limit of 20% of the share capital. The Company may not create the legal reserve in the year in which the balance of this reserve, plus the amount of the capital reserves, exceeds 30% of the share capital. The purpose of the legal reserve is to ensure the integrity of the share capital. It can only be used to offset losses or increase capital, but not to pay dividends.

(d)       Investment reserve

Earnings reserve - investments reserve is specifically formed by the portion corresponding to own funds assigned to the expansion of the water supply and sewage treatment systems, based on capital budget approved by the Management.

As of December 31, 2023 and 2022, the balance of investment reserve totaled R$ 12,753,361 and R$ 10,390,535, respectively.

According to paragraph four of article 49 of the Bylaws, the Board of Directors may propose to the Shareholders’ Meeting that the remaining balance of the profit for the year, net of legal reserve, and minimum mandatory dividend, be allocated to the creation of an investment reserve that will comply with the following criteria:

I-	its balance, jointly with the balance of the other earnings reserves, except for the reserves for contingency and unrealized profit, may not exceed the capital stock; and
II-	the purpose of the reserve is to ensure the investment plan and its balance may be used:

a) in the absorption of losses, whenever necessary;

b) in the distribution of dividends, at any time;

c) in transactions for the redemption, reimbursement or purchase of shares, authorized by law; and

d) in the incorporation of the capital stock.

(e)       Allocation of the profit for the year

		2023	2022	2021
Profit
(+)	Profit for the year	3,523,531	3,121,267	2,305,869
(-)	Legal reserve – 5%	176,177	156,063	115,293
(-)	Minimum mandatory dividends	836,839	741,301	547,645
(-)	Complementary proposed dividends	147,689	130,857	96,700
Investment reserve recorded		2,362,826	2,093,046	1,546,231

Management will send for approval at the Shareholders’ Meeting, a proposal to reallocate retained earnings the amount of R$ 2,362,826 to the Investment Reserve account, in order to meet the investment needs foreseen in the Capital Budget.

(f)       Retained earnings

The statutory balance of this account is zero because all retained earnings must be distributed or allocated to an earnings reserve.

(g)        Other comprehensive loss

Gains and losses arising from changes in actuarial assumptions are accounted for as equity valuation adjustments, net of the effects of income tax and social contribution. See Note 22 for the breakdown of the amounts recorded in 2023 and 2022.

Consolidated	G1 plan	G0 plan	Total

Balance as of December 31, 2022	181,617	(3,974)	177,643
Actuarial gains/(losses) of the year (Note 22)	54,091	(85,372)	(31,281)
Balance as of December 31, 2023	235,708	(89,346)	146,362

Parent Company	G1 Plan	G0 Plan	Total

Balance as of December 31, 2021	212,114	(165,740)	46,374
Actuarial gains/(losses) of the year (Note 22)	(30,497)	161,766	131,269
Balance as of December 31, 2022	181,617	(3,974)	177,643